Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2020
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	Half Year March 2020
		Annual leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	456	614	38	305	24	160	1,572	3,169
Additions	37	447	920	271	200	17	639	2,531
Utilisation	(24)	(619)	(22)	-	(7)	(67)	(215)	(954)
Reversal of unutilised provisions	-	(8)	(2)	-	(1)	-	(76)	(87)
Other	1	12	(3)	-	-	-	-	10
Balance as at end of period	470	446	931	576	216	110	1,920	4,669

Summary of undrawn credit commitments

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Undrawn credit commitments
Letters of credit and guarantees[1]	14,746	15,150	15,804	(3)	(7)
Commitments to extend credit[2]	175,794	176,002	176,242	-	-
Other	158	188	431	(16)	(63)
Total undrawn credit commitments	190,698	191,340	192,477	-	(1)
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2020 the Group had offered $5.2 billion (30 September 2019: $5.0 billion; 31 March 2019: $5.5 billion) of facilities to customers, which had not yet been accepted.